Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 3,190	€ 3,526
Intangible assets other than goodwill at beginning of period	3,526	3,650
Additions other than through business combinations, intangible assets other than goodwill	317	416
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill	40	180
Amortisation, intangible assets other than goodwill	556	614
Impairment loss recognised in profit or loss, intangible assets other than goodwill	16	276
Decrease through classified as held for sale, intangible assets other than goodwill	32
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(87)	169
Increase (decrease) in intangible assets other than goodwill	(335)	(125)
Intangible assets other than goodwill at end of period	3,190	3,526
Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	118	140
Intangible assets other than goodwill at beginning of period	140	162
Additions other than through business combinations, intangible assets other than goodwill		(3)
Acquisitions through business combinations, intangible assets other than goodwill		1
Amortisation, intangible assets other than goodwill	20	24
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	1
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(1)	4
Increase (decrease) in intangible assets other than goodwill	(22)	(22)
Intangible assets other than goodwill at end of period	118	140
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	875	1,070
Intangible assets other than goodwill at beginning of period	1,070	1,143
Additions other than through business combinations, intangible assets other than goodwill		0
Acquisitions through business combinations, intangible assets other than goodwill		3
Amortisation, intangible assets other than goodwill	137	141
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	6
Decrease through classified as held for sale, intangible assets other than goodwill	20
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(37)	71
Increase (decrease) in intangible assets other than goodwill	(195)	(74)
Intangible assets other than goodwill at end of period	875	1,070
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	1,013	1,102
Intangible assets other than goodwill at beginning of period	1,102	1,000
Additions other than through business combinations, intangible assets other than goodwill	33	51
Acquisitions through business combinations, intangible assets other than goodwill	40	177
Amortisation, intangible assets other than goodwill	131	140
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	46
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(30)	59
Increase (decrease) in intangible assets other than goodwill	(89)	102
Intangible assets other than goodwill at end of period	1,013	1,102
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	336	393
Intangible assets other than goodwill at beginning of period	393	599
Additions other than through business combinations, intangible assets other than goodwill	0	0
Assets available for use	157	118
Acquisitions through business combinations, intangible assets other than goodwill	0	0
Amortisation, intangible assets other than goodwill	169	206
Impairment loss recognised in profit or loss, intangible assets other than goodwill	7	123
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(38)	5
Increase (decrease) in intangible assets other than goodwill	(57)	(206)
Intangible assets other than goodwill at end of period	336	393
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	544	502
Intangible assets other than goodwill at beginning of period	502	414
Additions other than through business combinations, intangible assets other than goodwill	214	257
Assets available for use	(157)	(118)
Amortisation, intangible assets other than goodwill		1
Impairment loss recognised in profit or loss, intangible assets other than goodwill	7	81
Decrease through classified as held for sale, intangible assets other than goodwill	8
Increase (decrease) through net exchange differences, intangible assets other than goodwill	1	31
Increase (decrease) in intangible assets other than goodwill	42	88
Intangible assets other than goodwill at end of period	544	502
Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	267	280
Intangible assets other than goodwill at beginning of period	280	287
Additions other than through business combinations, intangible assets other than goodwill	70	109
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill	0	0
Amortisation, intangible assets other than goodwill	97	100
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1	17
Decrease through classified as held for sale, intangible assets other than goodwill	2
Increase (decrease) through net exchange differences, intangible assets other than goodwill	18	1
Increase (decrease) in intangible assets other than goodwill	(13)	(7)
Intangible assets other than goodwill at end of period	267	280
Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	38	39
Intangible assets other than goodwill at beginning of period	39	44
Additions other than through business combinations, intangible assets other than goodwill	0	1
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	1	3
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	2
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	(2)
Increase (decrease) in intangible assets other than goodwill	(1)	(6)
Intangible assets other than goodwill at end of period	38	39
Gross carrying amount [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	10,265	10,602
Intangible assets other than goodwill at beginning of period	10,602	9,944
Intangible assets other than goodwill at end of period	10,265	10,602
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	629	647
Intangible assets other than goodwill at beginning of period	647	644
Intangible assets other than goodwill at end of period	629	647
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	2,593	2,735
Intangible assets other than goodwill at beginning of period	2,735	2,590
Intangible assets other than goodwill at end of period	2,593	2,735
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	2,908	2,947
Intangible assets other than goodwill at beginning of period	2,947	2,605
Intangible assets other than goodwill at end of period	2,908	2,947
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	2,432	2,605
Intangible assets other than goodwill at beginning of period	2,605	2,701
Intangible assets other than goodwill at end of period	2,432	2,605
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	635	648
Intangible assets other than goodwill at beginning of period	648	505
Intangible assets other than goodwill at end of period	635	648
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	929	869
Intangible assets other than goodwill at beginning of period	869	754
Intangible assets other than goodwill at end of period	929	869
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	139	152
Intangible assets other than goodwill at beginning of period	152	146
Intangible assets other than goodwill at end of period	139	152
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(7,075)	(7,077)
Intangible assets other than goodwill at beginning of period	(7,077)	(6,294)
Intangible assets other than goodwill at end of period	(7,075)	(7,077)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(511)	(507)
Intangible assets other than goodwill at beginning of period	(507)	(481)
Intangible assets other than goodwill at end of period	(511)	(507)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(1,718)	(1,665)
Intangible assets other than goodwill at beginning of period	(1,665)	(1,447)
Intangible assets other than goodwill at end of period	(1,718)	(1,665)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(1,895)	(1,845)
Intangible assets other than goodwill at beginning of period	(1,845)	(1,605)
Intangible assets other than goodwill at end of period	(1,895)	(1,845)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(2,096)	(2,212)
Intangible assets other than goodwill at beginning of period	(2,212)	(2,102)
Intangible assets other than goodwill at end of period	(2,096)	(2,212)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(91)	(146)
Intangible assets other than goodwill at beginning of period	(146)	(91)
Intangible assets other than goodwill at end of period	(91)	(146)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(662)	(589)
Intangible assets other than goodwill at beginning of period	(589)	(467)
Intangible assets other than goodwill at end of period	(662)	(589)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	(101)	(113)
Intangible assets other than goodwill at beginning of period	(113)	(101)
Intangible assets other than goodwill at end of period	€ (101)	€ (113)